Schedule of bank loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Oct. 09, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Total long-term loans – bank	$ 213,202		$ 682,373
Interest Rate		15.00%
Less: Discount on debt instrument			(21,384)
Less: Current portion	(188,950)		(482,454)
Total	24,252		178,535
United Overseas Bank Limited [Member]
Short-Term Debt [Line Items]
Total long-term loans – bank	$ 171,154		547,547
Maturities	Due monthly beginning in June 2022 to May 2026
Interest Rate	3.00%
Collateral/Guarantee	Guaranteed by the Company’s shareholders
The Development Bank of Singapore Limited [Member]
Short-Term Debt [Line Items]
Total long-term loans – bank			79,042
Maturities	Due monthly beginning in September 2020 to August 2025
Interest Rate	2.50%
Collateral/Guarantee	Guaranteed by the Company’s shareholders
DBS Bank Ltd [Member]
Short-Term Debt [Line Items]
Total long-term loans – bank	$ 42,048		$ 55,784
Maturities	Due monthly beginning in March 2024 to Mar 2028
Interest Rate	7.75%
Collateral/Guarantee	Guaranteed by the Company’s shareholders